INCOME TAXES Schedule of income tax expense (recovery) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Canadian:
Current	$ 64	$ (106)	$ 123
Deferred	10,614	(14,268)	1,981
Total	10,678	(14,374)	2,104
Foreign:
Current	9,646	219	1,815
Deferred	5,582	925	(4,884)
Total	15,228	1,144	(3,069)
Total:
Current	9,710	113	1,938
Deferred	16,196	(13,343)	(2,903)
Total	$ 25,906	$ (13,230)	$ (965)